Note 2 - Summary of significant accounting policies: Employee benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details
Defined Contribution Plan, Cost	$ 545,804	$ 244,825	$ 257,024